Consolidated Statements of Partners' and Owners' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Units [Member]	Class B Units [Member]	Subordinated Units [Member]	General Partner [Member]
Partners' equity, beginning of period at Dec. 31, 2013	$ 1,639,744	$ 711,771	$ (38,216)	$ 931,074	$ 35,115
General partner units outstanding, beginning of period at Dec. 31, 2013	6,894				6,894
Units outstanding, beginning of period at Dec. 31, 2013		57,078	145,333	135,384
Increase (Decrease) in Stockholders' Equity
Net loss	(295,957)	(86,017)	0	(204,021)	(5,919)
Distributions	(49,508)	(48,518)	0	0	(990)
Partners' equity, end of period at Jun. 30, 2014	$ 1,294,279	$ 577,236	$ (38,216)	$ 727,053	$ 28,206
General partner units outstanding, end of period at Jun. 30, 2014	6,894				6,894
Units outstanding, end of period at Jun. 30, 2014		57,078	145,333	135,384